Investments	12 Months Ended
Dec. 31, 2017
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Investments
9.	Investments

	2017	2016
Short-term
Time deposits between 90 and 365 days	$705,108	$483,002

	$705,108	$483,002

Long-term
Time deposits of more than 365 days	$65,953	$953

	$65,953	$953

Time deposits earned interest based on rates determined by the banks in which the instruments are held. The use of the time deposits depends on the cash requirements of the Company and bear interest at rates ranging between 1.37% and 3.75% for investments denominated in U.S. dollars (2016: between 1.00% and 3.75%).

During 2017, the Company acquired time deposits denominated in U.S. dollars with a contractual maturity of more than 365 days and bear interest at rates ranging between 3.20% and 3.75%.